Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 8,386,000	$ 4,740,000	$ 32,311,000	$ 19,451,000
Behavior and Commerce
Disaggregation of Revenue [Line Items]
Total revenues	6,118,000	3,529,000	25,961,000	8,014,000
Network Development
Disaggregation of Revenue [Line Items]
Total revenues	2,214,000	1,001,000	5,224,000	10,598,000
Charging Network Operations
Disaggregation of Revenue [Line Items]
Total revenues	1,000	0	676,000	706,000
Network Intelligence
Disaggregation of Revenue [Line Items]
Total revenues	$ 53,000	$ 210,000	$ 450,000	$ 133,000